Financial statements of Barclays PLC - Cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	£ 3,494	£ 3,541	£ 3,230
Other non-cash items	4,366	1,031	(20,025)
Net cash generated from operating activities	8,504	60,711	11,286
Net cash from investing activities	677	3,502	36,707
Cash flows from (used in) financing activities [abstract]
Issue of shares and other equity instruments	1,964	2,490	1,400
Proceeds of borrowings and issuance of subordinated debt	221	3,041	1,457
Coupons paid on other equity instruments	1,191	206	32
Net cash from financing activities	(6,787)	961	(1,317)
Net increase in cash and cash equivalents	6,554	60,502	57,554
Cash and cash equivalents at beginning of the year	204,612	144,110	86,556
Cash and cash equivalents at end of the year	211,166	204,612	144,110
Barclays PLC [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	15,870	1,258	934
Dividends in specie	(14,294)	0	0
Other non-cash items	653	76	62
Changes in operating assets and liabilities	55	102	37
Net cash generated from operating activities	2,284	1,436	1,033
Capital contribution to subsidiary	(2,680)	(2,801)	(1,250)
Net cash from investing activities	(2,680)	(2,801)	(1,250)
Cash flows from (used in) financing activities [abstract]
Issue of shares and other equity instruments	1,953	2,581	1,388
Net increase in loans and advances to subsidiaries of the Parent	7,767	9,707	10,942
Net increase in debt securities in issue	9,174	6,503	9,314
Proceeds of borrowings and issuance of subordinated debt	0	3,019	1,671
Dividends paid	(680)	(392)	(757)
Coupons paid on other equity instruments	(752)	(639)	(457)
Net cash from financing activities	396	1,365	217
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Net cash generated from operating activities includes [abstract]
Dividends received, classified as operating activities	1,066	674	621
Interest (paid)/received	£ (101)	£ (10)	£ 5